UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

April 14, 2017

Prudential California Muni Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestmentsfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.87	–0.36	17.23	49.04
Class B	–3.99	–0.60	15.79	45.39
Class C	–4.31	–1.09	12.96	39.72
Class Z	–3.83	–0.09	18.75	52.98
Bloomberg Barclays Municipal Bond Index	–2.80	0.25	16.30	52.03
Bloomberg Barclays California Municipal Bond Index	–3.14	–0.03	19.08	54.83
Lipper California (CA) Municipal Debt Funds Average	–3.86	0.03	20.04	46.68

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–4.35	2.39	3.65
Class B	–5.42	2.80	3.81
Class C	–2.06	2.47	3.40
Class Z	–0.09	3.50	4.34
Bloomberg Barclays Municipal Bond Index	0.25	3.07	4.28
Bloomberg Barclays California Municipal Bond Index	–0.03	3.55	4.47
Lipper California (CA) Municipal Debt Funds Average	0.03	3.70	3.89

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays California Municipal Bond Index—The Bloomberg Barclays California Municipal Bond Index is an unmanaged index of long-term investment-grade California municipal bonds. It gives a broad look at how long-term investment-grade California municipal bonds have performed.

Lipper California (CA) Municipal Debt Funds Average—The Lipper California Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper California Municipal Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential California Muni Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/17 (%)
AAA	8.0
AA	48.0
A	21.0
BBB	9.9
BB	4.7
B	2.2
CCC	0.5
Not Rated	5.0
Cash/Cash Equivalents	0.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.18	1.94	3.66	3.91	1.94	3.66	3.91
Class B	0.17	1.78	3.36	3.59	1.78	3.36	3.59
Class C	0.14	1.28	2.42	2.58	1.28	2.42	2.58
Class Z	0.19	2.27	4.28	4.57	2.27	4.28	4.57

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential California Muni Income Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$961.30	0.93%	$4.52
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class B	Actual	$1,000.00	$960.10	1.18%	$5.73
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
Class C	Actual	$1,000.00	$956.90	1.68%	$8.15
	Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class Z	Actual	$1,000.00	$961.70	0.68%	$3.31
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.93	0.93
B	1.18	1.18
C	1.68	1.68
Z	0.68	0.68

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential California Muni Income Fund	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%		07/01/41	475	$520,382
Sharp Healthcare	6.250		08/01/39	1,000	1,107,630
Sharp Healthcare, Ser. A	5.000		08/01/43	2,000	2,208,760
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000		10/01/34	1,790	1,987,079
Sub. Lien, Ser. B, Rfdg.	5.000		10/01/35	445	492,477
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000		05/01/39	1,000	1,105,760
Bay Area Toll Auth. Rev., Ser. F-1	5.000		04/01/56	1,000	1,122,960
Ser. F-1, Rfgd.	5.000		04/01/54	1,000	1,098,720
California Cnty. Tob. Secur. Agy. Rev.,
Asset-Bkd.	5.450	(a)	06/01/28	500	507,085
Tob. Conv. Bonds, LA Cnty., Ser. B. (Converted to Fixed on 12/01/10)	5.250		06/01/21	1,435	1,451,416
Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100		06/01/28	1,035	1,033,075
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125		10/01/40	1,000	1,082,350
Pepperdine Univ., Rfgd.	5.000		10/01/49	2,000	2,268,920
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000		11/15/33	1,000	1,149,010
Cedars Sinai Med. Ctr., Ser. B, Rfdg.	4.000		08/15/39	2,000	2,018,840
Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(b)	6.000		02/01/32	1,000	1,139,400
Lucile Salter Packard Children’s Hosp., Ser. A	5.000		08/15/43	1,000	1,098,460
Providence Hlth., Ser. B	5.500		10/01/39	1,500	1,631,520
Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(b)	6.500		10/01/38	20	21,772
Scripps Hlth., Ser. A	5.000		11/15/40	1,000	1,109,070
Scripps Hlth., Ser. A, Rfdg.	5.000		11/15/36	1,200	1,297,584
St. Joseph Hlth. Sys., Ser. A	5.750		07/01/39	1,000	1,084,860
Stanford Healthcare, Ser. A	5.000		08/15/54	1,000	1,097,460
Stanford Hosp., Ser. A-3, Rfdg.	5.500		11/15/40	500	573,965
Sutter Hlth., Ser. A	5.000		11/15/46	1,500	1,653,435
Sutter Hlth., Ser. A, Rfdg.	5.000		08/15/43	1,500	1,670,550
Sutter Hlth., Ser. D, Rfdg.	5.250		08/15/31	1,000	1,143,640
California Muni. Fin. Auth. Ed. Rev., Northbay Healthcare Group, Ser. A, Rfgd.	5.000		11/01/27	705	791,905
Amern. Heritage Ed., Ser. A, Rfgd.	4.000		06/01/26	500	520,005
Amern. Heritage Ed., Ser. A, Rfgd.	5.000		06/01/46	500	526,075

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
California Muni. Fin. Auth. Rev., Northbay Hlth., Ser. A	5.250%	11/01/41	1,000	$1,078,590
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,363,538
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000	07/01/51	620	608,970
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000	07/01/26	300	295,389
Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	1,000	1,002,640
Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000	08/01/46	1,000	1,036,120
Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000	08/01/45	610	647,417
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A, 144A	5.000	07/01/45	1,000	1,035,100
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000	08/01/40	2,000	2,080,800
California St., GO	5.000	03/01/45	2,000	2,242,040
GO	5.000	08/01/45	1,500	1,689,720
GO	5.250	11/01/40	750	841,208
Unrefunded Balance, GO	5.500	04/01/30	5	5,019
Var. Purp., GO	5.000	10/01/29	1,500	1,644,000
Var. Purp., GO	5.000	09/01/41	5,000	5,586,350
Var. Purp., GO	5.000	10/01/41	1,250	1,399,138
Var. Purp., GO	5.000	09/01/45	1,500	1,713,240
Var. Purp., GO	5.250	04/01/35	1,250	1,417,200
Var. Purp., GO	5.500	11/01/39	1,000	1,101,140
Var. Purp., GO	5.500	03/01/40	2,000	2,224,060
Var. Purp., GO	6.000	03/01/33	2,750	3,115,612
Var. Purp., GO	6.000	04/01/38	3,000	3,308,730
Var. Purp., GO	6.000	11/01/39	1,500	1,687,245
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000	12/01/31	1,000	1,125,810
Ser. C, Rfdg.	5.000	11/01/34	1,300	1,493,323
Var. Cap. Proj., Ser. G-1	5.750	10/01/30	750	828,143
California St. Univ. Rev., Ser. A, Systemwide	5.000	11/01/37	1,250	1,391,400
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250	11/01/44	250	253,050
Aspire Pub. Schs., Sch. Fac. Rev. (Pre-Refunded date 01/01/19)(b)	6.000	07/01/30	1,000	1,089,650
Cottage Hlth.	5.000	11/01/40	1,000	1,065,830
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000	12/01/27	1,000	1,085,550
Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000	1,053,270
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	1,000	1,050,790
Polytechnic Sch.	5.000	12/01/34	2,000	2,177,340

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d)
Presbyterian Homes, 144A	7.250%		11/15/41	500	$552,340
Spl. Tax No. 97-1, CABS	5.900	(c)	09/01/22	1,665	1,208,940
Sutter Hlth., Ser. A	6.000		08/15/42	2,000	2,275,780
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875		01/01/34	1,000	1,093,140
Chula Vista Muni. Fing. Auth. Rev., Rfgd.	5.000		09/01/21	500	561,360
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfgd.	5.000		05/15/36	1,250	1,301,600
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000		09/01/24	2,000	2,007,280
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfgd.	5.000		09/01/34	500	530,155
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(b)	5.000		08/01/40	1,250	1,450,963
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Ser. A-1, Rfdg.	5.750		06/01/47	1,050	1,055,250
Asset-Bkd., Sr., Ser. A-1	4.500		06/01/27	2,775	2,795,840
Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600		06/01/23	3,000	3,117,660
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000		07/01/35	500	535,455
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375		10/01/43	500	569,895
Inland Vly. Dev. Agy., Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	500	544,955
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000		09/01/42	1,250	1,359,100
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.780	(c)	08/01/23	2,000	1,674,480
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000		09/02/27	1,000	1,111,410
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	2,350	2,704,544
Ser. A	5.250		11/15/19	580	627,931
Ser. A	5.500		11/15/30	1,285	1,531,938
Ser. A	5.500		11/15/32	440	532,536
Ser. A	5.500		11/15/37	1,315	1,614,136
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000		05/15/19	3,000	3,315,930
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(b)	6.000		08/01/33	2,000	2,238,360
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000		05/15/34	1,000	1,082,840
Ser. A, AMT	5.000		05/15/38	2,500	2,767,975
Ser. B, AMT	5.000		05/15/46	1,000	1,104,770
Ser. C, Rfdg.	5.000		05/15/38	1,000	1,131,380
Sub. Ser. A, AMT	4.000		05/15/36	1,000	1,017,720

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%		11/15/44	1,250	$1,385,863
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000		07/01/39	1,000	1,065,400
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375		07/01/38	1,530	1,642,776
Ser. B	5.000		07/01/34	2,500	2,872,250
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	1,000	1,353,890
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750		08/10/18	1,250	1,303,863
Unrefunded Balance, Ser. A	5.750		07/01/21	1,940	2,193,248
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Ser. A, Rfgd.	5.000		05/01/39	750	852,098
Orange Cnty. Cmnty. Facs. Dist., No. 2015-1 Esencia Vlg., Ser. A	5.250		08/15/45	1,500	1,612,290
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000		08/15/29	1,000	1,147,490
Palomar Health Rev., Rfdg.	5.000		11/01/39	1,500	1,567,800
Palomar Pomerado Healthcare Dist. Calif., COP	6.000		11/01/41	1,200	1,304,616
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfgd., AGM	5.000		09/01/29	1,750	2,022,510
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.450	(c)	08/01/26	1,375	995,995
Port of Oakland Rev., Inter. Lien, Ser. A, NATL, Rfdg., AMT	5.000		11/01/29	3,000	3,068,190
Ser. O, Rfdg., AMT	5.125		05/01/30	1,000	1,094,900
Sr. Lien., Ser. P, Rfdg., AMT	5.000		05/01/33	1,750	1,910,405
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000		09/01/35	1,000	1,063,360
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750		07/01/37	390	301,380
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	325	252,216
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250		08/01/40	750	541,020
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000		09/01/32	450	505,917
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(b)	6.368		07/01/22	55	62,491
COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(b)(d)(e)	11.174	(a)	07/01/22	1,405	1,787,722
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500		10/01/40	1,000	1,153,680
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000		11/01/37	1,250	1,293,525

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%		11/01/45	1,000	$1,142,770
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750		06/01/44	500	560,320
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000		09/01/37	500	529,100
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000		10/01/41	1,000	1,139,650
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	1.154	(a)	12/01/35	1,000	858,890
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	500	582,635
Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	619,740
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(b)	5.000		08/01/41	1,500	1,735,545
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000		07/01/43	2,000	2,163,300
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000		10/15/44	1,000	1,106,150
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000		07/01/19	1,000	1,114,190
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250		05/01/33	500	555,220
Second Ser. A, Rfdg., AMT	5.000		05/01/31	1,000	1,100,710
Second Ser. C, Rfdg., AMT	5.000		05/01/25	1,555	1,725,583
Second Ser. F, Rfdg., AMT	5.000		05/01/28	1,000	1,103,390
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(b)	6.500		08/01/39	1,000	1,131,130
Tax Alloc. Mission Bay South Redev. Proj., Ser B, NATL	5.000		08/01/43	500	559,755
San Jose Calif., Library & Park Proj., GO	5.000		09/01/33	2,200	2,207,612
Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500		08/01/35	1,000	1,097,320
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500		09/01/25	2,160	2,165,918
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625		09/01/36	325	355,843
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.910	(c)	08/01/29	1,250	772,538
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	3.240	(c)	08/01/28	1,055	730,355
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000		09/01/36	500	553,615
Southern California Pub. Power Auth. Natural Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A	2.160	(a)	11/01/38	2,000	1,727,680

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	$836,395
Territory of Guam, Section 30, Ser. A (Pre-refunded date 12/01/2019)(b)	5.750		12/01/34	500	560,925
Section 30, Ser. A, Rfgd.	5.000		12/01/46	750	798,203
Ser. D, Rfdg.	5.000		11/15/39	750	776,190
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750		06/01/23	2,640	2,648,395
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(b)	5.750		05/15/34	1,250	1,379,400
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750		10/01/37	250	193,540
Ser. A	5.000		10/01/34	1,000	729,270
Walnut Energy Center Auth. Rev., Rfdg.	5.000		01/01/34	1,000	1,135,810

TOTAL LONG-TERM INVESTMENTS (cost $188,229,811)					198,419,232

SHORT-TERM INVESTMENT 0.7%

MUNICIPAL BOND
California Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, FRDD (Mandatory put date 02/27/17) (cost $1,500,000)	0.490	(a)	11/01/35	1,500	1,500,000

TOTAL INVESTMENTS 98.6% (cost $189,729,811)(Note 5)					199,919,232
Other assets in excess of liabilities 1.4%					2,869,545

NET ASSETS 100.0%					$202,788,777

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABs—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

See Notes to Financial Statements.

16

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents zero coupon bond. Rate quoted represents effective yield at February 28, 2017.
(d)	Indicates a security that has been deemed illiquid; the aggregate value of $1,787,722 is approximately 0.9% of net assets.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$194,661,138	$—
Guam	—	3,240,668	—
Puerto Rico	—	1,094,616	—
Virgin Islands	—	922,810	—

Total	$—	$199,919,232	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2017 were as follows :

General Obligation	20.1%
Health Care	16.4
Transportation	14.8
Special Tax/Assessment District	12.5
Education	8.9
Tobacco	6.3
Power	5.7
Water & Sewer	5.3
Lease Backed Certificate of Participation	4.8
Corporate Backed IDB & PCR	1.9%
Pre-pay Gas	0.9
Revenue Bonds	0.7
Solid Waste/Resource Recovery	0.3

98.6
Other assets in excess of liabilities	1.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of February 28, 2017, accordingly, no derivative positions were presented in Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$298

For the six months ended February 28, 2017, the Fund not have any change in unrealized appreciation (depreciation) on derivatives recognized in income.

See Notes to Financial Statements.

18

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Unaffiliated investments (cost $189,729,811)	$199,919,232
Cash	599,303
Interest receivable	2,583,651
Receivable for Fund shares sold	530,525
Prepaid expenses	1,359

Total assets	203,634,070

Liabilities
Payable for Fund shares reacquired	578,282
Management fee payable	77,226
Accrued expenses	68,318
Dividends payable	64,182
Distribution fee payable	50,812
Affiliated transfer agent fee payable	3,437
Deferred trustees’ fees	3,036

Total liabilities	845,293

Net Assets	$202,788,777

Net assets were comprised of:
Shares of beneficial interest, at par	$192,810
Paid-in capital in excess of par	194,032,022

194,224,832
Undistributed net investment income	429,460
Accumulated net realized loss on investment transactions	(2,054,936)
Net unrealized appreciation on investments	10,189,421

Net assets, February 28, 2017	$202,788,777

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($117,187,614 ÷ 11,142,486 shares of beneficial interest issued and outstanding)	$10.52
Maximum sales charge (4.00% of offering price)	0.44

Maximum offering price to public	$10.96

Class B
Net asset value, offering price and redemption price per share ($4,253,832 ÷ 404,489 shares of beneficial interest issued and outstanding)	$10.52

Class C
Net asset value, offering price and redemption price per share ($34,433,218 ÷ 3,274,110 shares of beneficial interest issued and outstanding)	$10.52

Class Z
Net asset value, offering price and redemption price per share ($46,914,113 ÷ 4,459,874 shares of beneficial interest issued and outstanding)	$10.52

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Interest income	$4,683,026

Expenses
Management fee	539,254
Distribution fee—Class A	155,630
Distribution fee—Class B	10,992
Distribution fee—Class C	190,113
Transfer agent’s fees and expenses (including affiliated expense of $8,100)	63,000
Registration fees	35,000
Custodian and accounting fees	33,000
Audit fee	18,000
Shareholders’ reports	16,000
Legal fees and expenses	14,000
Trustees’ fees	7,000
Insurance expenses	2,000
Loan interest expense	230
Miscellaneous	7,805

Total expenses	1,092,024
Less: Custodian fee credit	(331)

Net expenses	1,091,693

Net investment income (loss)	3,591,333

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(151,888)
Futures transactions	298

(151,590)

Net change in unrealized appreciation (depreciation) on investments	(12,674,766)

Net gain (loss) on investment transactions	(12,826,356)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(9,235,023)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,591,333	$7,950,835
Net realized gain (loss) on investment transactions	(151,590)	994,961
Net change in unrealized appreciation (depreciation) on investments	(12,674,766)	7,027,816

Net increase (decrease) in net assets resulting from operations	(9,235,023)	15,973,612

Dividends from net investment income (Note 1)
Class A	(2,108,698)	(4,601,992)
Class B	(69,027)	(164,196)
Class C	(502,392)	(963,508)
Class Z	(888,476)	(2,115,628)

	(3,568,593)	(7,845,324)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	27,640,416	46,432,694
Net asset value of shares issued in reinvestment of dividends and distributions	2,974,392	5,985,037
Cost of shares reacquired	(59,168,728)	(31,820,473)

Net increase (decrease) in net assets from Fund share transactions	(28,553,920)	20,597,258

Total increase (decrease)	(41,357,536)	28,725,546

Net Assets:
Beginning of period	244,146,313	215,420,767

End of period (a)	$202,788,777	$244,146,313

(a) Includes undistributed net investment income of:	$429,460	$406,720

See Notes to Financial Statements.

Prudential California Muni Income Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 6 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one investment portfolio (the “Fund”), known as the Prudential California Muni Income Fund. The Trust was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is a diversified fund.

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued

24

at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential California Muni Income Fund	25

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged,

26

whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2017, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government), held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country.

Prudential California Muni Income Fund	27

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory

28

services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 28, 2017.

The Trust on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $57,168 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2017, it received $471, $749 and $3,916 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential California Muni Income Fund	29

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended February 28, 2017, were $41,831,029 and $75,630,595, respectively. The Fund purchases and sales transactions under Rule 17a-7, were $12,401,098 and $13,357,786, respectively for the six months ended February 28, 2017.

Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$189,437,112

Appreciation	12,715,050
Depreciation	(2,232,930)

Net Unrealized Appreciation	$10,482,120

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $1,159,000 of its post-enactment losses to offset net taxable gains realized in the tax year ended August 31, 2016. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term

30

capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,494,000

Pre-Enactment Losses:
Expiring 2019	$926,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.00%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

As of February 28, 2017, 3 shareholders of record held 57% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential California Muni Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	533,188	$5,692,724
Shares issued in reinvestment of dividends and distributions	169,815	1,805,037
Shares reacquired	(1,510,818)	(15,933,719)

Net increase (decrease) in shares outstanding before conversion	(807,815)	(8,435,958)
Shares issued upon conversion from other share class(es)	15,225	166,157
Shares reacquired upon conversion into other share class(es)	(150,198)	(1,586,360)

Net increase (decrease) in shares outstanding	(942,788)	$(9,856,161)

Year ended August 31, 2016:
Shares sold	940,255	$10,288,225
Shares issued in reinvestment of dividends and distributions	357,041	3,909,998
Shares reacquired	(1,135,368)	(12,393,697)

Net increase (decrease) in shares outstanding before conversion	161,928	1,804,526
Shares issued upon conversion from other share class(es)	47,790	523,299
Shares reacquired upon conversion into other share class(es)	(221,691)	(2,406,023)

Net increase (decrease) in shares outstanding	(11,973)	$(78,198)

Class B
Six months ended February 28, 2017:
Shares sold	1,142	$12,028
Shares issued in reinvestment of dividends and distributions	5,457	57,999
Shares reacquired	(21,067)	(222,341)

Net increase (decrease) in shares outstanding before conversion	(14,468)	(152,314)
Shares reacquired upon conversion into other share class(es)	(15,223)	(166,157)

Net increase (decrease) in shares outstanding	(29,691)	$(318,471)

Year ended August 31, 2016:
Shares sold	8,653	$94,812
Shares issued in reinvestment of dividends and distributions	12,055	132,031
Shares reacquired	(24,359)	(265,581)

Net increase (decrease) in shares outstanding before conversion	(3,651)	(38,738)
Shares reacquired upon conversion into other share class(es)	(47,770)	(523,299)

Net increase (decrease) in shares outstanding	(51,421)	$(562,037)

32

Class C	Shares	Amount
Six months ended February 28, 2017:
Shares sold	273,723	$2,952,987
Shares issued in reinvestment of dividends and distributions	40,586	431,472
Shares reacquired	(713,003)	(7,534,794)

Net increase (decrease) in shares outstanding before conversion	(398,694)	(4,150,335)
Shares reacquired upon conversion into other share class(es)	(71,434)	(756,813)

Net increase (decrease) in shares outstanding	(470,128)	$(4,907,148)

Year ended August 31, 2016:
Shares sold	1,398,189	$15,319,741
Shares issued in reinvestment of dividends and distributions	72,783	798,348
Shares reacquired	(396,757)	(4,347,089)

Net increase (decrease) in shares outstanding before conversion	1,074,215	11,771,000
Shares reacquired upon conversion into other share class(es)	(26,960)	(299,548)

Net increase (decrease) in shares outstanding	1,047,255	$11,471,452

Class Z
Six months ended February 28, 2017:
Shares sold	1,811,537	$18,982,677
Shares issued in reinvestment of dividends and distributions	64,048	679,884
Shares reacquired	(3,297,837)	(35,477,874)

Net increase (decrease) in shares outstanding before conversion	(1,422,252)	(15,815,313)
Shares issued upon conversion from other share class(es)	221,639	2,343,173

Net increase (decrease) in shares outstanding	(1,200,613)	$(13,472,140)

Year ended August 31, 2016:
Shares sold	1,890,533	$20,729,916
Shares issued in reinvestment of dividends and distributions	104,340	1,144,660
Shares reacquired	(1,355,239)	(14,814,106)

Net increase (decrease) in shares outstanding before conversion	639,634	7,060,470
Shares issued upon conversion from other shares class(es)	248,546	2,705,571

Net increase (decrease) in shares outstanding	888,180	$9,766,041

Note 7. Borrowings

The Trust on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential California Muni Income Fund	33

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the six months ended February 28, 2017. The average daily balance for the 4 days that the Fund had loans outstanding during the period was $1,144,750, borrowed at an average weighted interest rate of 1.79%. The maximum loan balance outstanding during the period was $3,709,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(a)		2016(a)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.13		$10.74	$10.89	$10.18	$11.04	$10.37
Income (loss) from investment operations:
Net investment income (loss)	.18		.39	.42	.43	.43	.45
Net realized and unrealized gain (loss) on investment transactions	(.61)		.38	(.14)	.74	(.86)	.67
Total from investment operations	(.43)		.77	.28	1.17	(.43)	1.12
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.38)	(.43)	(.46)	(.43)	(.45)
Net asset value, end of period	$10.52		$11.13	$10.74	$10.89	$10.18	$11.04
Total Return(b):	(3.87)%		7.32%	2.54%	11.68%	(4.15)%	11.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$117,188		$134,563	$129,942	$143,019	$143,901	$157,985
Average net assets (000)	$125,538		$130,998	$140,055	$141,409	$161,292	$156,959
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(c)	.93%	(d)	.92%	.94%	.93%	.91%	.92%
Expenses before waivers and/or expense reimbursement(c)	.93%	(d)	.92%	.97%	.98%	.96%	.97%
Net investment income (loss)	3.41%	(d)	3.56%	3.80%	4.07%	3.93%	4.21%
Portfolio turnover rate	19%	(e)	22%	13%	20%	42%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 waiver was terminated.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	35

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(a)		2016(a)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.13		$10.74	$10.89	$10.18	$11.04	$10.37
Income (loss) from investment operations:
Net investment income (loss)	.17		.36	.40	.41	.40	.43
Net realized and unrealized gain (loss) on investment transactions	(.61)		.39	(.15)	.73	(.86)	.67
Total from investment operations	(.44)		.75	.25	1.14	(.46)	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.36)	(.40)	(.43)	(.40)	(.43)
Net asset value, end of period	$10.52		$11.13	$10.74	$10.89	$10.18	$11.04
Total Return(b):	(3.99)%		7.07%	2.29%	11.40%	(4.39)%	10.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,254		$4,835	$5,217	$6,568	$6,650	$6,453
Average net assets (000)	$4,433		$5,015	$6,041	$6,480	$7,061	$6,552
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.18%	(c)	1.17%	1.19%	1.18%	1.16%	1.17%
Expenses before waivers and/or expense reimbursement	1.18%	(c)	1.17%	1.19%	1.18%	1.16%	1.17%
Net investment income (loss)	3.17%	(c)	3.32%	3.55%	3.81%	3.69%	3.96%
Portfolio turnover rate	19%	(d)	22%	13%	20%	42%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(a)		2016(a)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14		$10.74	$10.89	$10.18	$11.04	$10.37
Income (loss) from investment operations:
Net investment income (loss)	.14		.31	.33	.35	.35	.37
Net realized and unrealized gain (loss) on investment transactions	(.62)		.39	(.13)	.74	(.87)	.67
Total from investment operations	(.48)		.70	.20	1.09	(.52)	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.30)	(.35)	(.38)	(.34)	(.37)
Net asset value, end of period	$10.52		$11.14	$10.74	$10.89	$10.18	$11.04
Total Return(b):	(4.31)%		6.63%	1.79%	10.85%	(4.86)%	10.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,433		$41,694	$28,973	$23,365	$22,315	$22,212
Average net assets (000)	$38,338		$35,029	$26,988	$21,725	$24,809	$20,195
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.68%	(c)	1.67%	1.69%	1.68%	1.66%	1.67%
Expenses before waivers and/or expense reimbursement	1.68%	(c)	1.67%	1.69%	1.68%	1.66%	1.67%
Net investment income (loss)	2.66%	(c)	2.80%	3.05%	3.31%	3.19%	3.46%
Portfolio turnover rate	19%	(d)	22%	13%	20%	42%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017(a)		2016(a)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14		$10.75	$10.90	$10.18	$11.05	$10.38
Income (loss) from investment operations:
Net investment income (loss)	.19		.42	.44	.46	.46	.48
Net realized and unrealized gain (loss) on investment transactions	(.62)		.38	(.14)	.74	(.88)	.67
Total from investment operations	(.43)		.80	.30	1.20	(.42)	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.41)	(.45)	(.48)	(.45)	(.48)
Net asset value, end of period	$10.52		$11.14	$10.75	$10.90	$10.18	$11.05
Total Return(b):	(3.83)%		7.60%	2.81%	12.06%	(3.99)%	11.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,914		$63,055	$51,290	$41,079	$36,435	$31,332
Average net assets (000)	$49,187		$56,172	$46,389	$35,062	$43,284	$26,847
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.68%	(c)	.67%	.69%	.68%	.66%	.67%
Expenses before waivers and/or expense reimbursement	.68%	(c)	.67%	.69%	.68%	.66%	.67%
Net investment income (loss)	3.65%	(c)	3.81%	4.05%	4.30%	4.18%	4.46%
Portfolio turnover rate	19%	(d)	22%	13%	20%	42%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017